Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net Loss	$ (9,390,353)	$ (2,233,384)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash stock based compensation	2,547,536
Non-cash warrant expense	1,850,431
Depreciation expense	8,671
Non-cash debt discount amortization	167,652
Non-cash rent expense amortization	1,894,731	325,114
Non-cash Write-Off of net Right-of-Use assets associated with apartment rental exit	2,385,995
Non-cash Financing Charges Associated with Short Term Business Financing	337,759
Unrealized gain on Treasury Bills	(2,553)
Loan forgiveness - SBA - PPP loan	(516,225)
(Increase) Decrease in:
Processor retained funds	(6,677,356)	1,650
Prepaid expense and other assets	(1,356,471)	(938,621)
Securities deposits - current	164,653
Security deposits - noncurrent	(9,856,375)	(1,219,966)
(Decrease) Increase in:
Accounts payable and accrued expenses	2,043,125	436,447
Operating lease liability	(2,637,552)
Rents received in advance	746,561	961,405
Net cash used in operating activities	(18,289,771)	(2,667,355)
Cash Flows from Investing Activities
Purchase of property and equipment	(194,300)	(11,500)
Purchase of Treasury Bills	(2,658,829)
Net cash used in Investing activities	(2,853,129)	(11,500)
Cash Flows from Financing Activities
Deferred Offering Costs	771,954
Proceeds from loans payable - net	10,962,554	1,219,665
(Repayments of) proceeds from loans payable - related parties - net		2,684,744
Proceeds from short term business financing - net	279,248	1,065,929
Issuance of common stock	10,198,548
Contributions from members		72,082
Distributions to members		(1,257,079)
Net cash provided by financing activities	22,212,304	3,785,341
Net Increase in Cash and Restricted Cash	1,069,404	1,106,486
Cash and Restricted Cash - beginning of the period	1,106,998	512
Cash and Restricted Cash - end of the period	2,176,402	1,106,998
End of Period
Cash	1,076,402	6,998
Restricted Cash	1,100,000	1,100,000
Total Cash and Restricted Cash - end of period	2,176,402	1,106,998
Cash paid for:
Taxes
Interest	4,336,468	901,884
Initial Recognition of Operating Lease Right-of-Use Assets
Acquisition of New Operating Lease Right-of-Use Assets	57,907,139
Noncash financing activities:
Conversion of debt to common stock and additional paid-in capital	3,954,468
Common stock issued in exchange for warrants	4,635,245
Imputed interest on related party loans with below market interest rates reported as contributions from members		$ 38,606